                                                                 CIK: 0000911375

Metropolitan Life Insurance Company
200 Park Avenue
New York, New York 10166

                                  March 5, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re:  Paragon Separate Account C
          File No. 811-07982

Commissioners:

     Annual reports dated December 31, 2007 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the Paragon Separate Account C of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329, Variable Insurance Products Fund II, CIK No. 0000831016, File No. 811-05511 and Variable Insurance Products Fund IV, CIK No. 0000720318, File No. 811-03759.

                                        Sincerely,


                                        /s/ Gina C. Sandonato
                                        ----------------------------------------
                                        Gina C. Sandonato